Acquisition of King's Gaming Promotion Limited (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnout And Incentive Shares [Line Items]
Gross Profit Target								$ 9,740,000	$ 8,860,000	$ 7,380,000	$ 6,150,000
Incentive Shares Issued								100,000	500,000	500,000	500,000
Additional Incentive Shares Issued	[1]
Scenario, Forecast [Member]
Earnout And Incentive Shares [Line Items]
Gross Profit Target		$ 17,260,000	$ 15,690,000	$ 14,260,000	$ 12,970,000	$ 11,790,000	$ 10,720,000
Incentive Shares Issued		100,000	100,000	100,000	100,000	100,000	100,000
Additional Incentive Shares Issued	[1]

[1]	For each $1,000,000 in which the Gross Profit target for such year is exceeded, 10,000 Additional Incentive Shares will be issued. The Seller is not entitled to any Additional Shares on a pro rata basis for multiples of less or greater than $1,000,000.